Short Term Investments - Schedule of Short Term Investment (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short Term Investments [Line Items]
Short-term investments	¥ 0	¥ 58,128
Time deposits [Member]
Short Term Investments [Line Items]
Short-term investments	¥ 0	¥ 58,128